Condensed consolidated statement of changes in equity (unaudited) - GBP (£) £ in Millions		Total		Continuing operations [member]		Discontinued operations [member]		Called up share capital and share premium [member]		Called up share capital and share premium [member] Continuing operations [member]		Called up share capital and share premium [member] Discontinued operations [member] [1]	Other equity instruments [member]		Other equity instruments [member] Continuing operations [member]		Other equity instruments [member] Discontinued operations [member] [1]	Other reserves [member]		Other reserves [member] Continuing operations [member]		Other reserves [member] Discontinued operations [member] [1]	Retained earnings [member]	Retained earnings [member] Continuing operations [member]	Retained earnings [member] Discontinued operations [member]	Total equity excluding non-controlling interests [member]	Total equity excluding non-controlling interests [member] Continuing operations [member]	Total equity excluding non-controlling interests [member] Discontinued operations [member]	Non-controlling interests [member]		Non-controlling interests [member] Continuing operations [member] [2]	Non-controlling interests [member] Discontinued operations [member] [2]
Beginning Balance, equity at Dec. 31, 2016		£ 70,955						£ 14,462					£ 6,486					£ 4,295					£ 42,190			£ 67,433			£ 3,522
Effects of changes in accounting policies		0						0	[1]				0	[1]				(175)	[1]				175			0			0	[2]
(Loss)/profit after tax		(729)	[3]	£ 1,301		£ (595)	[4],[5]			£ 0					£ 301					£ 0				£ 998			£ 1,299				£ 2
Currency translation reserves				(629)	[6],[7]	(38)	[8]			0					0					(628)				0			(628)				(1)
Available for sale investments				96	[1],[6],[7]	(3)	[1],[8]			0	[1]				0	[1]				96	[1]			0			96				0
Cash flow hedges				(382)	[1],[6],[7]	19	[1],[8]			0	[1]				0	[1]				(382)	[1]			0			(382)				0
Retirement benefit remeasurements				(29)	[1],[6]					0	[1]				0	[1]				0	[1]			(29)			(29)				0
Own credit				22	[1],[6]					0	[1]				0	[1]				22	[1]			0			22				0
Other				14	[1],[7]					0	[1]				0	[1]				0	[1]			14			14				0
Total comprehensive income for the period		(336)	[1]	393	[1]	(729)	[1],[9]	0		0	[1]	£ 0	301	[1]	301	[1]	£ 0	440	[1]	(892)	[1]	£ 1,332	(1,187)	983	£ (2,170)	(446)	392	£ (838)	110	[2]	1	£ 109
Issue and exchange of other equity instruments		1,250	[1]					0					1,250	[1]				0	[1]				0			1,250			0	[2]
Other equity instruments coupons paid		(219)	[1]					0					(301)	[1]				0	[1]				82			(219)			0	[2]
Redemption of preference shares, value		(1,130)	[1]					(7)					0	[1]				11	[1]				(1,134)			(1,130)			0	[2]
Equity settled share schemes		0	[1]					0					0	[1]				0	[1]				0			0			0	[2]
Vesting of Barclays PLC shares under sharebased payment schemes		(78)	[1]					0					0	[1]				0	[1]				(78)			(78)			0	[2]
Dividends paid		(472)	[1]					0					0	[1]				0	[1]				(299)			(299)			(173)	[2]
Net equity impact of partial BAGL disposal		(3,802)	[1]					0					0	[1]				0	[1]				(359)			(359)			(3,443)	[2]
Other reserve movements		(1)	[1]					0					0	[1]				0	[1]				(69)			(69)			68	[2]
Ending Balance, equity at Jun. 30, 2017		66,167						14,455	[1]				7,736	[1]				4,571	[1]				39,321			66,083			84	[2]
(Loss)/profit after tax				(1,069)						0					338					0				(1,409)			(1,071)				2
Currency translation reserves				(681)						0					0					(681)				0			(681)				0
Available for sale investments				333	[1]					0	[1]				0	[1]				333	[1]			0			333				0
Cash flow hedges				(392)	[1]					0	[1]				0	[1]				(392)	[1]			0			(392)				0
Retirement benefit remeasurements				82	[1]					0	[1]				0	[1]				0	[1]			82			82				0
Own credit				(33)	[1]					0	[1]				0	[1]				(33)	[1]			0			(33)				0
Other				(21)	[1]					0	[1]				0	[1]				0	[1]			(21)			(21)				0
Total comprehensive income for the period		(1,137)	[1]	(1,781)	[1]	644	[1]	0		0	[1]	0	338	[1]	338	[1]	0	(773)	[1]	(773)	[1]	0	(704)	(1,348)	644	(1,139)	(1,783)	644	2	[2]	2	0
Issue and exchange of other equity instruments		1,246	[1]					0					1,246	[1]				0	[1]				0			1,246			0	[2]
Other equity instruments coupons paid		(246)	[1]					0					(338)	[1]				0	[1]				92			(246)			0	[2]
Redemption of preference shares, value		(208)	[1]					(2)					0	[1]				3	[1]				(209)			(208)			0	[2]
Equity settled share schemes		550	[1]					0					0	[1]				0	[1]				550			550			0	[2]
Vesting of Barclays PLC shares under sharebased payment schemes		0	[1]					0					0	[1]				0	[1]				0			0			0	[2]
Dividends paid		(617)	[1]					0					0	[1]				0	[1]				(617)			(617)			0	[2]
Net equity impact of partial BAGL disposal		(19)	[1]					0					0	[1]				0	[1]				0			0			(19)	[2]
Other reserve movements		(2)	[1]					0					0	[1]				7	[1]				57			64			(66)	[2]
Ending Balance, equity at Dec. 31, 2017		65,734	[10]					14,453	[1]				8,982	[1]				3,808	[1]				38,490			65,733			1	[2]
Effects of changes in accounting policies		(2,150)																(136)	[1]				(2,014)			(2,150)
Beginning Balance, equity at Dec. 31, 2017		65,734	[10]					14,453	[1]				8,982	[1]				3,808	[1]				38,490			65,733			1	[2]
(Loss)/profit after tax		300	[3]	347		(47)	[5],[11]			0					310					0				38			348				(1)
Currency translation reserves				350	[6],[7]	0	[12]			0					0					350				0			350				0
Fair value through other comprehensive income reserve				(488)						0	[1]				0	[1]				(488)	[1]			0			(488)				0
Available for sale investments	[1]			0	[6],[7]	0	[12]
Cash flow hedges				(403)	[1],[6],[7]	0	[1],[12]			0	[1]				0	[1]				(403)	[1]			0			(403)				0
Retirement benefit remeasurements				(54)	[1],[6]					0	[1]				0	[1]				0	[1]			(54)			(54)				0
Own credit				(73)	[1],[6]					0	[1]				0	[1]				(73)	[1]			0			(73)				0
Other				10	[1],[7]					0	[1]				0	[1]				0	[1]			10			10				0
Total comprehensive income for the period		(361)	[1]	£ (311)	[1]	£ (50)	[1],[9]	0		£ 0	[1]	£ 0	310	[1]	£ 310	[1]	£ 0	(617)	[1]	£ (614)	[1]	£ (3)	(53)	£ (6)	£ (47)	(360)	£ (310)	£ (50)	(1)	[2]	£ (1)	£ 0
Issue and exchange of other equity instruments		0	[1]					0					0	[1]				0	[1]				0			0			0	[2]
Other equity instruments coupons paid		(226)	[1]					0					(310)	[1]				0	[1]				84			(226)			0	[2]
Redemption of preference shares, value		0	[1]					0					0	[1]				0	[1]				0			0			0	[2]
Equity settled share schemes		208	[1]					0					0	[1]				0	[1]				208			208			0	[2]
Vesting of Barclays PLC shares under sharebased payment schemes		(421)	[1]					0					0	[1]				0	[1]				(421)			(421)			0	[2]
Dividends paid		(14,274)	[1]					0					0	[1]				0	[1]				(14,274)			(14,274)			0	[2]
Distribution/transfer to Barclays PLC		2,000	[1]					0					0	[1]				0	[1]				2,000			2,000			0	[2]
Net equity impact of partial BAGL disposal		(2,290)	[1]					0					(2,070)	[1]				16	[1]				(236)			(2,290)			0	[2]
Other reserve movements		(28)	[1]					0					0	[1]				0	[1]				(30)			(30)			2	[2]
Ending Balance, equity at Jun. 30, 2018		48,192	[13]					14,453	[1]				6,912	[1]				3,071	[1]				23,754			48,190			2	[2]
Equity, adjusted balance		£ 63,584						£ 14,453					£ 8,982					£ 3,672					£ 36,476			£ 63,583			£ 1

[1]	Details of share capital, other equity instruments and other reserves are shown on pages 40 to 41
[2]	Details of non-controlling interests are shown on p age 29
[3]	For notes to the Financial Statements see pages 17 to 56
[4]	Included UK banking business results for the period from 1 January 2017 to 30 June 2017 and BAGL results for the period from 1 January 2017 to 31 May 2017
[5]

Total loss after tax in respect o f discontinued operations in H117 was £2,030 m , which comprised of £595m loss after tax, £60m loss on the sale of BAGL and £1,375m loss on recycling of other comprehensive loss on reserves relating to the disposal of BAGL. Of the £595m loss after tax, £760m loss related to BAGL results and £165m profit related to UK banking business

[6]	For notes to the Financial Statements see pages 17 to 56
[7]	Reported net of tax
[8]	Included UK banking business other comprehensive income for the period from 1 January 2017 to 30 June 2017 and BAGL other comprehensive income for the period from 1 January 2017 to 31 May 2017
[9]	Following the adoption of IFRS 9, Financial Instruments on 1 January 2018, the fair value through other comprehensive income reserve was introduced replacing the available for sale reserve
[10]

Barclays Bank Group introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages 17 to 22, within Note 19, Transition disclosures on pages 53 to 55 and the Credit risk disclosures on page 7

[11]	Included UK banking business results for the period from 1 January 2018 to 31 March 2018.
[12]	Included UK banking business other comprehensive income for the period from 1 January 2018 to 31 March 2018
[13]

Does not include the UK banking business which was transferred on 1 April 2018 to Barclays Bank UK PLC. For details of the disposal of the business, refer to Note 2, Disposal of business and transfer of ownership of subsidiary on pages 23 to 24